Amounts Due to Related Party and Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Amounts Due to Related Party and Related Party Transactions [Abstract]
Schedule of Amounts Due to Related Parties

The carrying value of amounts due to related parties as of March 31, 2026 and December 31, 2025 were comprised of the following amounts owed to Dr. Michael Dent, the Company’s Chief Executive Officer and Chairman of the Board of Directors, and Jason Bishara, a member of the Company’s Board of Directors:

	March 31,	December 31,
	2026	2025

Convertible notes payable to Dr. Michael Dent, carried at fair value	$—	4,256,099
Convertible notes payable to Dr. Michael Dent, carried at amortized value	—	656,692
Undocumented advances payable to Dr. Michael Dent	50,000	319,840
Deferred compensation payable to Dr. Michael Dent	—	300,600
Total Prior Dent Debt payable to Dr. Michael Dent	50,000	5,533,231
February 2026 Dent Note, carried at fair value	6,413,357	—
Total amounts due to Dr. Michael Dent	6,463,357	5,533,231

Convertible note payable to Jason Bishara	$25,000	$—
Less: unamortized discount	(7,680)	—
Total amounts due to Jason Bishara	$17,320	$—

Total notes payable and other amounts due to related party	$6,480,677	$5,533,231

Amounts due to related parties as of December 31, 2025 and 2024 were comprised of the following amounts owed to Dr. Michael Dent, the Company’s Chief Executive Officer and Chairman of the Board of Directors:

	December 31,
	2025	2024

Convertible notes payable to Dr. Michael Dent carried at fair value	$4,256,099	$671,025
Face value of convertible notes payable to Dr. Michael Dent carried at amortized value	656,692	2,315,000
Less: unamortized discounts on convertible notes payable	–	(494,104)
Carrying value of convertible notes payable to Dr. Michael Dent	4,912,791	2,491,921
Undocumented advances payable to Dr. Michael Dent	319,840	420,000
Deferred compensation payable to Dr. Michael Dent	300,600	300,600
Notes payable and other amounts due to related party, net	$5,533,231	$3,212,521

Schedule of Notes Payable to Related Parties	Convertible notes payable to Dr. Dent that are carried at fair value and revalued each period were comprised of the following as of December 31, 2025 and 2024:
			Amount Carried at Fair Value
Inception	Maturity	Principal	December 31,	December 31,
Date	Date	Amount	2025	2024
03/27/24	12/31/25	$350,000	$194,984	$393,317
03/27/24	03/31/26	150,000	176,075	131,615
03/27/24	03/31/26	166,500	196,165	146,093
04/10/24	12/31/25	150,000	186,579	–
04/18/24	12/31/25	50,000	62,029	–
06/03/24	12/31/25	1,000,000	1,206,712	–
09/19/24	03/31/26	36,842	40,810	–
09/19/24	03/31/26	10,526	11,660	–
09/19/24	03/31/26	73,684	81,621	–
09/19/24	03/31/26	21,053	23,320	–
09/19/24	03/31/26	105,263	116,601	–
09/19/24	03/31/26	126,316	139,921	–
09/19/24	03/31/26	105,263	116,601	–
09/19/24	03/31/26	52,632	58,301	–
09/19/24	03/31/26	157,895	174,902	–
09/19/24	03/31/26	210,526	233,202	–
12/04/24	12/31/25	25,000	28,717	–
12/17/24	12/31/25	70,000	79,856	–
12/31/24	12/31/25	120,000	136,215	–
03/04/25	03/31/26	50,000	52,481	–
03/12/25	03/31/26	60,000	63,146	–
03/18/25	03/31/26	420,000	438,017	–
03/27/25	03/31/26	65,000	68,024	–
04/01/25	03/31/26	20,000	21,291	–
04/09/25	03/31/26	100,000	106,216	–
04/16/25	03/31/26	15,000	15,901	–
04/22/25	03/31/26	65,000	68,788	–
05/08/25	03/31/26	100,000	105,349	–
05/12/25	03/31/26	50,000	52,615	–
		$3,926,500	$4,256,099	$671,025

Changes in the fair value of convertible notes payable to Dr. Dent during the years ended December 31, 2025 and 2024 were as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
03/27/24	12/31/25	$350,000	$86,874	$(17,522)
03/27/24	03/31/26	150,000	73,905	(13,059)
03/27/24	03/31/26	166,500	83,708	(53,528)
04/10/24	12/31/25	150,000	28,470	–
04/18/24	12/31/25	50,000	8,916	–
06/03/24	12/31/25	1,000,000	171,632	–
09/19/24	03/31/26	36,842	6,483	–
09/19/24	03/31/26	10,526	1,852	–
09/19/24	03/31/26	73,684	12,966	–
09/19/24	03/31/26	21,053	3,705	–
09/19/24	03/31/26	105,263	18,523	–
09/19/24	03/31/26	126,316	22,227	–
09/19/24	03/31/26	105,263	18,523	–
09/19/24	03/31/26	52,632	9,261	–
09/19/24	03/31/26	157,895	27,784	–
09/19/24	03/31/26	210,526	37,046	–
12/04/24	12/31/25	25,000	2,824	–
12/17/24	12/31/25	70,000	4,738	–
12/31/24	12/31/25	120,000	4,450	–
03/04/25	03/31/26	50,000	2,520	–
03/12/25	03/31/26	60,000	(421)	–
03/18/25	03/31/26	420,000	8,172	–
03/27/25	03/31/26	65,000	(140)	–
04/01/25	03/31/26	20,000	(891)	–
04/09/25	03/31/26	100,000	(4,476)	–
04/16/25	03/31/26	15,000	(674)	–
04/22/25	03/31/26	65,000	(2,932)	–
05/08/25	03/31/26	100,000	(4,554)	–
05/12/25	03/31/26	50,000	(2,283)	–
			$618,208	$(84,109)
Convertible notes payable to Dr. Dent that are carried at net amortized value were comprised of the following as of December 31, 2025 and 2024:
		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	December 31,		December 31,		December 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/10/24	12/31/25	$–	$150,000	$–	$(7,279)	$–	$142,721
04/18/24	12/31/25	–	50,000	–	(2,836)	–	47,164
06/03/24	12/31/25	–	1,000,000	–	(331,546)	–	668,453
09/19/24	03/31/26	–	36,842	–	(1,531)	–	35,311
09/19/24	03/31/26	–	10,526	–	(666)	–	9,860
09/19/24	03/31/26	–	73,684	–	(4,662)	–	69,022
09/19/24	03/31/26	–	21,053	–	(1,783)	–	19,270
09/19/24	03/31/26	–	105,263	–	(12,965)	–	92,298
09/19/24	03/31/26	–	126,316	–	(21,095)	–	105,221
09/19/24	03/31/26	–	105,263	–	(19,191)	–	86,072
09/19/24	03/31/26	–	52,632	–	(10,586)	–	42,046
09/19/24	03/31/26	–	157,895	–	(33,144)	–	124,751
09/19/24	03/31/26	–	210,526	–	(46,820)	–	163,706
12/04/24	12/31/25	–	25,000	–	–	–	25,000
12/17/24	12/31/25	–	70,000	–	–	–	70,000
12/31/24	12/31/25	–	120,000	–	–	–	120,000
05/29/25	11/29/25	35,000	–	–	–	35,000	–
06/04/25	12/04/25	83,846	–	–	–	83,846	–
06/18/25	12/18/25	43,846	–	–	–	43,846	–
06/25/25	12/25/25	50,000	–	–	–	50,000	–
07/01/25	01/01/26	70,000	–	–	–	70,000	–
07/11/25	01/11/26	50,000	–	–	–	50,000	–
07/16/25	01/16/26	40,000	–	–	–	40,000	–
07/23/25	01/23/26	30,000	–	–	–	30,000	–
09/03/25	03/03/26	15,000	–	–	–	15,000	–
09/10/25	03/10/26	54,000	–	–	–	54,000	–
09/17/25	03/17/26	45,000	–	–	–	45,000	–
09/26/25	03/26/26	26,000	–	–	–	26,000	–
10/02/25	04/02/26	34,000	–	–	–	34,000	–
12/02/25	06/02/26	80,000	–	–	–	80,000	–
		$656,692	$2,315,000	$–	$(494,104)	$656,692	$1,820,895

Amortization of debt discount on such convertible notes payable to Dr. Dent during the years ended December 31, 2025 and 2024 was as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
03/14/23	03/14/24	$26,011	$–	$2,504
12/01/23	02/28/24	166,500	–	32,330
03/27/24	06/27/25	350,000	–	203,588
03/27/24	09/20/25	150,000	–	89,222
04/10/24	04/10/25	150,000	7,279	–
04/18/24	04/18/25	50,000	2,836	–
06/03/24	06/03/25	1,000,000	331,549	454,261
09/19/24	09/20/25	36,842	1,531	15,770
09/19/24	09/20/25	10,526	666	4,288
09/19/24	09/20/25	73,684	4,662	30,013
09/19/24	09/20/25	21,053	1,783	9,664
09/19/24	09/20/25	105,263	12,965	44,514
09/19/24	09/20/25	126,316	21,095	48,283
09/19/24	09/20/25	105,263	19,191	38,759
09/19/24	09/20/25	52,632	10,585	18,480
09/19/24	09/20/25	157,895	33,143	54,187
09/19/24	09/20/25	210,526	46,820	69,891
04/01/25	03/31/26	20,000	5,189	–
04/09/25	03/31/26	100,000	20,670	–
04/16/25	03/31/26	15,000	4,166	–
04/22/25	03/31/26	65,000	17,404	–
05/12/25	03/31/26	50,000	3,332	–
06/25/25	12/25/25	50,000	3,073	–
07/01/25	01/01/26	70,000	15,946	–
09/03/25	03/03/26	15,000	2,465	–
09/10/25	03/10/26	54,000	7,133	–
09/17/25	03/17/26	45,000	6,091	–
			$579,574	$1,115,754

Schedule of Undocumented Advances

From time to time, Dr. Dent has made undocumented cash advances to the Company. Amounts due to Dr. Dent under such undocumented advances were comprised of the following as of December 31, 2025 and 2024:

Advance	Advance	December 31,
Date	Amount	2025	2024
09/24/24	$130,000	$–	$30,000
09/30/24	10,000	–	10,000
10/01/24	35,000	–	35,000
10/08/24	90,000	–	90,000
10/15/24	60,000	–	60,000
10/21/24	85,000	–	85,000
11/06/24	70,000	–	70,000
11/13/24	40,000	–	40,000
06/13/25	70,000	70,000	–
07/30/25	56,000	–	–
08/12/25	100,000	100,000	–
10/23/25	70,000	70,000	–
11/18/25	80,000	–	–
12/29/25	10,000	10,000	–
12/30/25	45,000	45,000	–
12/30/25	14,840	14,840	–
12/31/25	10,000	10,000	–
	$975,840	$319,840	$420,000

Schedule of Convertible Notes Payable	Convertible notes payable to Dr. Dent that are carried at fair value and revalued each period were comprised of the following as of December 31, 2025 and 2024:
	March 31,	December 31,
	2026	2025

Prior Dent Debt	$—	4,256,099
February 2026 Dent Note	6,413,357	—
Convertible notes payable to Dr. Michael Dent, carried at fair value	$6,413,357	$4,256,099

Changes in the fair value of convertible notes payable to Dr. Dent during the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025

Prior Dent Debt	$364,452	49,186
February 2026 Dent Note	1,816,074	—
Loss on change in fair value of debt	$2,180,526	$49,186

Schedule of Convertible Notes Payable Carried at Amortized Value	Convertible notes payable related parties that are carried at net amortized value were comprised of the following as of March 31, 2026 and December 31, 2025:
	March 31,	December 31,
	2026	2025

Prior Dent Debt	$—	$656,692
Convertible note payable to Jason Bishara	25,000	—
	25,000	656,692
Less: unamortized discount	(7,680)	—
Convertible notes payable to related parties, carried at amortized value	$17,320	$656,692

Schedule of Amortization of Debt Discount

Amortization of debt discount on such convertible notes payable during the three months ended March 31, 2026 and 2025 was as follows:

	Three Months Ended March 31,
	2026	2025

Prior Dent Debt	$—	359,423
Convertible note payable to Jason Bishara	2,020	—
Amortization of debt discount	$2,020	$359,423